Warrants - Preferred D Stock Warrants Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	5,447,940
Warrants, Ending Balance	13,219,597	5,447,940
Preferred D Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	0	0
Warrants granted		7,200,000
Warrants Converted		(7,200,000)
Warrants Expired		0
Warrants, Ending Balance		0
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 0	$ 0
Weighted Average Exercise Price, Granted		0.025
Weighted Average Exercise Price, Converted		0.025
Weighted Average Exercise Price, Expired		0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance		$ 0
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding		0 years
Warrants Weighted Average Remainder Contractual Terms Granted		6 years 9 months 18 days
Weighted Average Remainder Contractual Term in Years, Converted		6 years 8 months 12 days
Weighted Average Remainder Contractual Term in Years, Expired		0 years
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding		0 years